Debt issued designated at fair value	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 19 Debt issued designated at fair value

USD million	31.12.19	31.12.18
Issued debt instruments
Equity-linked[1]	41,722	34,392
Rates-linked	16,318	12,073
Credit-linked	1,916	3,282
Fixed-rate	4,636	5,099
Commodity-linked	1,567	1,785
Other	649	401
of which: debt that contributes to total loss-absorbing capacity	217	0
Total debt issued designated at fair value	66,809	57,031
of which: issued by UBS AG with original maturity greater than one year[2]	51,031	40,289
of which: life-to-date own credit (gain) / loss	92	(270)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).

As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying amount.

The table below shows the residual contractual maturity of the carrying amount of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below as a majority of the debt instruments issued are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

→Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS Group AG1
Non-subordinated debt
Fixed-rate	0	0	0	0	0	0	217	217	0
UBS AG2
Non-subordinated debt
Fixed-rate	3,648	1,778	755	288	334	386	3,178	10,368	11,807
Floating-rate	21,547	10,748	3,435	2,608	3,290	8,109	5,562	55,299	43,562
Subtotal	25,195	12,526	4,190	2,897	3,624	8,495	8,740	65,668	55,370
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	48	92	6	0	0	345	29	520	1,230
Floating-rate	102	43	197	27	0	0	35	404	431
Subtotal	150	134	203	27	0	345	64	924	1,662
Total	25,345	12,661	4,394	2,924	3,624	8,840	9,021	66,809	57,031
1 Comprises instruments issued by the legal entity UBS Group AG. 2 Comprises instruments issued by the legal entity UBS AG. 3 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 19 Debt issued designated at fair value

USD million	31.12.19	31.12.18
Issued debt instruments
Equity-linked[1]	41,722	34,392
Rates-linked	16,318	12,073
Credit-linked	1,916	3,282
Fixed-rate	4,636	5,099
Commodity-linked	1,567	1,785
Other	432	401
Total debt issued designated at fair value	66,592	57,031
of which: issued by UBS AG with original maturity greater than one year[2]	51,031	40,289
of which: life-to-date own credit (gain) / loss	82	(270)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).

As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying amount.

The table below shows the residual contractual maturity of the carrying amount of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below as a majority of the debt instruments issued are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

→Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS AG1
Non-subordinated debt
Fixed-rate	3,648	1,778	755	288	334	386	3,178	10,368	11,807
Floating-rate	21,547	10,748	3,435	2,608	3,290	8,109	5,562	55,299	43,562
Subtotal	25,195	12,526	4,190	2,897	3,624	8,495	8,740	65,668	55,370
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	48	92	6	0	0	345	29	520	1,230
Floating-rate	102	43	197	27	0	0	35	404	431
Subtotal	150	134	203	27	0	345	64	924	1,662
Total	25,345	12,661	4,394	2,924	3,624	8,840	8,804	66,592	57,031
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.